Redeemable Class A Ordinary Shares and Shareholders' Deficit - Additional Information (Detail) - $ / shares		6 Months Ended	9 Months Ended
	Nov. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Mar. 04, 2022
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, shares, outstanding			0
Founder Shares [Member] | IPO [Member]
Common stock, threshold percentage on conversion of shares	30.00%	30.00%	30.00%
Founder Shares [Member] | Sponsor [Member]
Temporary equity shares outstanding				1,285,714
Shares issued, shares, share-based payment arrangement, forfeited	1,285,714	1,285,714	1,285,714
Common Class A [Member]
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares, issued		0	0
Common stock, shares, outstanding		0	0
Temporary equity shares issued		23,000,000
Temporary equity shares outstanding		23,000,000	0
Common Class A [Member] | IPO [Member]
Common stock, threshold percentage on conversion of shares		30.00%	30.00%
Common Class B [Member]
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares, issued		9,857,142	9,857,142
Common stock, shares, outstanding		9,857,142	9,857,142
Shares issued, shares, share-based payment arrangement, forfeited			1,285,714
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Temporary equity shares outstanding	9,857,142	9,857,142	9,857,142